Summary of Significant Accounting Policies (Details)	12 Months Ended
	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2022 HKD ($)	Mar. 31, 2024 USD ($)
Summary of Significant Accounting Policies [Line Items]
Allowance for doubtful accounts/expected credit loss	$ 7,022,680	$ 897,363	$ 1,809,747	$ 700,899
Retention receivables	332,567		675,000		$ 42,496
Deferred offering costs	8,033,290		4,034,754		$ 1,026,500
Impairment loss on goodwill	1,500,000	191,671
Recognized government subsidies			257,074	17,010
Contracts Receivable Net [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for doubtful accounts/expected credit loss	$ 5,480,283	$ 700,275	$ 1,813,957	$ 700,899
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total contract value	5.00%				5.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of total contract value	10.00%				10.00%
US [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate	1				1
HK [Member]
Summary of Significant Accounting Policies [Line Items]
Translation rate	7.8259				7.8259